Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Schedule of Company's Operating Leases

As of September 30, 2023 and December 31, 2022, balance sheet information related to the Company’s operating leases is as follows:

Balance Sheet Location	September 30, 2023	December 31, 2022
Right of use assets	$3,498,051	$3,952,317
Current portion of lease liabilities	$840,535	$628,113
Long-term portion lease liabilities	$2,756,056	$3,161,703

As of December 31, 2022 and 2021, balance sheet information related to the Company’s operating leases is as follows:

		December 31,
	Balance Sheet Location	2022	2021
Right of use asset	Right of use asset	$3,952,317	$2,019,745
Current portion of operating lease liability	Current portion of operating lease liabilities	$628,113	1,235,977
Long-term portion of operating lease liability	Long-term portion of operating lease liabilities	$3,161,703	$942,404

Schedule of Future Maturities Lease Liabilities

As of September 30, 2023, scheduled future maturities of the Company’s lease liabilities are as follows:

Year Ending December 31,
2023 (rest of year)	$312,009
2024	1,032,155
2025	1,038,228
2026	816,405
2027	730,781
Thereafter	182,695
Total future minimum lease payments, undiscounted	4,112,273
Less: Amount representing interest	(515,682)
Present value of future minimum lease payments	$3,596,591
Present value of future minimum lease payments – current	$840,535
Present value of future minimum lease payments – long-term	$2,756,056

As of December 31, 2022, scheduled future maturities of the Company’s lease liabilities are as follows:

Year Ending December 31,
2023	$840,348
2024	945,271
2025	951,344
2026	742,855
2027	723,901
Thereafter	180,970
Total future minimum lease payments, undiscounted	4,384,689
Less: Amount representing interest	(594,873)
Present value of future minimum lease payments	$3,789,816
Present value of future minimum lease payments – current	$628,113
Present value of future minimum lease payments – long-term	$3,161,703

Schedule of Weighted Average Lease-term and Discount Rate Leases

As of September 30, 2023 and December 31, 2022, the weighted average lease-term and discount rate of the Company’s leases are as follows:

Other Information	September 30, 2023	December 31, 2022
Weighted-average remaining lease terms (in years)	4.1	4.8
Weighted-average discount rate	6.0%	6.0%

As of December 31, 2022 and 2021, the weighted average lease-term and discount rate of the Company’s leases are as follows:

	Year ended December 31,
	2022	2021
Other Information
Weighted-average remaining lease terms (in years)	4.8	2.3
Weighted-average discount rate	6.0%	6.0%

Schedule of Cash Flow Supplemental Information

For the three and nine months ended September 30, 2023 and 2022, supplemental cash flow information related to leases is as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Other Information	2023	2022	2023	2022
Cash paid for amounts included in the measurement of liabilities: Operating cash flows for operating leases	$262,445	$326,542	$790,783	$1,245,893

For the years ended December 31, 2022 and 2021, supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2022	2021
Other Information
Cash paid for amounts included in the measurement of liabilities:
Operating cash flows for operating leases	$1,614,468	$532,892
Lease liabilities related to the acquisition of right of use assets:
Operating leases	$—	$2,196,370